Organization and Operations	12 Months Ended
Sep. 24, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations
1. Organization and Operations
SVF Investment Corp. 3, formerly known as SVF Investment III Corp., (“SVF 3” and, after the Domestication as described below, “Symbotic” or the “Company”) was a blank check company incorporated as a Cayman Islands exempted company on December 11, 2020. SVF 3 was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses. Warehouse Technologies LLC (“Legacy Warehouse”), a New Hampshire limited liability company, was formed in December 2006 to make investments in companies that develop new technologies to improve operating efficiencies in modern warehouses. Symbotic LLC, a technology company that develops and commercializes innovative technologies for use within warehouse operations and Symbotic Group Holdings, ULC (“Symbotic Canada”) were wholly owned subsidiaries of Legacy Warehouse. On December 12, 2021, (i) SVF 3 entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Legacy Warehouse, Symbotic Holdings LLC, a Delaware limited liability company (“Symbotic Holdings”), and Saturn Acquisition (DE) Corp., a Delaware corporation and wholly owned subsidiary of SVF 3 (“Merger Sub”) and (ii) Legacy Warehouse entered into an Agreement and Plan of Merger (the “Company Merger Agreement”) with Symbotic Holdings.
On June 7, 2022, as contemplated by the Company Merger Agreement, Legacy Warehouse merged with and into Symbotic Holdings (the “Company Reorganization”), with Symbotic Holdings surviving the merger (“Interim Symbotic”). Immediately following such merger, on June 7, 2022, as contemplated by the Merger Agreement, SVF 3 filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which SVF 3 was transferred by way of continuation from the Cayman Islands and domesticated as a Delaware corporation, changing its name to “Symbotic Inc.” (the “Domestication”). Immediately following the Domestication of SVF 3, on June 7, 2022, as contemplated by the Merger Agreement, Merger Sub merged with and into Interim Symbotic (the “Merger” and, together with the Company Reorganization, the “Business Combination”), with Interim Symbotic surviving the merger as a subsidiary of Symbotic (“New Symbotic Holdings”). The Business Combination is further described in Note 3,
Business Combination
.
Symbotic is an automation technology company established to develop technologies to improve operating efficiencies in modern warehouses. The Company’s vision is to make the supply chain work better for everyone. The Company does this by developing innovative, end-to-end
technology solutions that dramatically improve supply chain operations. The Company currently automates the processing of pallets and cases in large warehouses or distribution centers for some of the largest retail companies in the world. Its systems enhance operations at the front end of the supply chain, and therefore benefit all supply partners further down the chain, irrespective of fulfillment strategy.
The Company’s headquarters are located in Wilmington, Massachusetts, and its Canadian headquarters are located in Montreal, Quebec.
Risks and Uncertainties
The Company is subject to risks common to companies in the markets it serves, including, but not limited to, global economic and financial market conditions, fluctuations in customer demand, acceptance of new products, development by its competitors of new technological innovations, risk of disruption in its supply chain, the implementation of tariffs and export controls, dependence on key personnel, and protection of proprietary technology.
The Company has an accumulated deficit of $(1.3) billion as of September 24, 2022 and has incurred recurring net losses since its inception. In April 2021, the Company entered into an amendment to a contract with a customer whereby $185.0 million of guaranteed,
non-refundable
payments are due to the Company in accordance with the contract, all of which has been subsequently received through the date of issuance of these consolidated financial statements. Additionally, in June 2022, in connection with the Business Combination, the Company received net proceeds of $384.7 million. As of September 24, 2022, the Company had cash and cash equivalents of $353.5 million. Based on these factors, the Company believes that its cash and cash equivalents balance will be sufficient to fund its operations for at least the next twelve months from the date of issuance of these consolidated financial statements.